CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 1,197,037	$ 942,398	$ 759,982
Cost of goods sold	922,634	727,670	591,017
Gross profit	274,403	214,728	168,965
Selling, general and administrative expenses	254,935	221,192	213,036
Depreciation expense	5,890	7,759	11,844
Amortization expense	2,236	1,470	1,457
Impairment assets held for sale	432	361	580
IPO transaction-related costs	10,008	0	0
Restructuring expense	141	2,853	1,349
Total operating expenses	273,642	233,635	228,266
Income (loss) from operations	761	(18,907)	(59,301)
Other income (expenses)
Interest expense	(3,793)	(4,037)	(2,842)
Other income (expense), net	870	278	(2,120)
Loss from continuing operations before income taxes	(2,162)	(22,666)	(64,263)
Income tax (expense) benefit	(2,874)	8,084	22,332
Loss from continuing operations	(5,036)	(14,582)	(41,931)
Income (loss) from discontinued operations, net of tax expense of $243, $52, and $658, respectively	401	49	(202)
Net loss	(4,635)	(14,533)	(42,133)
Class B Senior Preferred stock deemed dividend	1,836	4,480	4,188
Accretion of beneficial conversion feature on Class C Convertible Preferred stock	0	(5,000)	0
Loss attributable to common stockholders	$ (6,471)	$ (24,013)	$ (46,321)
Weighted average common shares outstanding, basic and diluted
Weighted average common shares outstanding, basic and diluted (in shares)	18,205,892	13,153,446	22,262,337
Basic and diluted income (loss) per share
Loss from continuing operations (in dollars per share)	$ (0.38)	$ (1.83)	$ (2.07)
Income (loss) from discontinued operations (in dollars per share)	$ 0.02	$ 0.00	$ (0.01)
Net loss per share (in dollars per share)	$ (0.36)	$ (1.83)	$ (2.08)